UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Tax-Efficient Equity Fund

Investor Class (PREFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$44	0.82%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,365,333
Number of Portfolio Holdings	360

Portfolio Turnover Rate	8.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.1%
Consumer Discretionary	13.1
Communication Services	12.4
Industrials & Business Services	7.6
Financials	7.4
Health Care	6.5
Consumer Staples	2.7
Materials	0.9
Utilities	0.5
Other	0.8

Top Ten Holdings (as a % of Net Assets)

NVIDIA	11.6%
Microsoft	9.4
Apple	7.8
Amazon.com	5.2
Alphabet	5.2
Meta Platforms	4.3
Broadcom	4.3
Visa	2.0
Mastercard	1.8
Eli Lilly	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F136-053 10/25

Tax-Efficient Equity Fund

Investor Class (PREFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Efficient Equity Fund

I Class (TEEFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$36	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,365,333
Number of Portfolio Holdings	360

Portfolio Turnover Rate	8.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.1%
Consumer Discretionary	13.1
Communication Services	12.4
Industrials & Business Services	7.6
Financials	7.4
Health Care	6.5
Consumer Staples	2.7
Materials	0.9
Utilities	0.5
Other	0.8

Top Ten Holdings (as a % of Net Assets)

NVIDIA	11.6%
Microsoft	9.4
Apple	7.8
Amazon.com	5.2
Alphabet	5.2
Meta Platforms	4.3
Broadcom	4.3
Visa	2.0
Mastercard	1.8
Eli Lilly	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1091-053 10/25

Tax-Efficient Equity Fund

I Class (TEEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity
Fund
TEEFX Tax-Efficient Equity
Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 74.06 $ 63.27 $ 44.43 $ 52.30 $ 51.35 $ 36.51
Investment
activities
Net investment
income (loss)
(1)(2)
(0.11) (0.20) (0.05) 0.01 (0.14) (0.06)
Net realized and
unrealized gain/
loss 9.35 11.63 19.24 (7.51) 2.36 15.91
Total from
investment
activities 9.24 11.43 19.19 (7.50) 2.22 15.85
Distributions
Net investment
income — — — — — (0.02)
Net realized gain — (0.64) (0.35) (0.37) (1.27) (0.99)
Total distributions — (0.64) (0.35) (0.37) (1.27) (1.01)
NET ASSET
VALUE
End of period $ 83.30 $ 74.06 $ 63.27 $ 44.43 $ 52.30 $ 51.35

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
12.48% 18.01% 43.28% (14.32)% 4.01% 43.53%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.82%
(4)
0.82% 0.83% 0.85% 0.76% 0.78%
Net expenses
after waivers/
payments by
Price Associates 0.82%
(4)
0.82% 0.83% 0.85% 0.76% 0.78%
Net investment
income (loss) (0.28)%
(4)
(0.28)% (0.10)% 0.03% (0.25)% (0.14)%
Portfolio turnover
rate 8.1% 8.0% 16.8% 21.2% 9.6% 25.7%
Net assets, end
of period (in
thousands) $431,806 $392,679 $358,258 $250,733 $412,425 $628,056
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 74.36 $ 63.44 $ 44.53 $ 52.39 $ 51.40 $ 36.50
Investment
activities
Net investment
income (loss)
(1)(2)
(0.05) (0.11) 0.02 0.09 (0.07) (0.02)
Net realized and
unrealized gain/
loss 9.38 11.67 19.29 (7.53) 2.33 15.93
Total from
investment
activities 9.33 11.56 19.31 (7.44) 2.26 15.91
Distributions
Net investment
income — — (0.05) (0.05) — (0.02)
Net realized gain — (0.64) (0.35) (0.37) (1.27) (0.99)
Total distributions — (0.64) (0.40) (0.42) (1.27) (1.01)
NET ASSET
VALUE
End of period $ 83.69 $ 74.36 $ 63.44 $ 44.53 $ 52.39 $ 51.40

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
12.55% 18.16% 43.46% (14.18)% 4.08% 43.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.69% 0.70% 0.68% 0.69%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.69% 0.69% 0.68% 0.69%
Net investment
income (loss) (0.14)%
(4)
(0.15)% 0.04% 0.19% (0.12)% (0.05)%
Portfolio turnover
rate 8.1% 8.0% 16.8% 21.2% 9.6% 25.7%
Net assets, end
of period (in
thousands) $933,527 $838,527 $669,527 $454,269 $429,930 $144,127
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  12.4%
Diversified Telecommunication Services  0.0%
AST SpaceMobile (1)(2) 3,600 176
176
Entertainment  2.5%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,900 390
Live Nation Entertainment (1) 6,700 1,115
Netflix (1) 17,900 21,628
ROBLOX, Class A (1) 45,700 5,694
Spotify Technology (1) 7,356 5,016
Take-Two Interactive Software (1) 1,652 385
TKO Group Holdings  2,200 417
34,645
Interactive Media & Services  9.8%
Alphabet, Class C  331,080 70,696
Meta Platforms, Class A  79,900 59,022
Pinterest, Class A (1) 12,600 462
Reddit, Class A (1) 14,374 3,235
133,415
Media  0.1%
Trade Desk, Class A (1) 33,700 1,842
1,842
Total Communication Services 170,078
CONSUMER DISCRETIONARY  13.1%
Automobiles  1.1%
Ferrari  2,240 1,069
Tesla (1) 40,175 13,413
14,482
Broadline Retail  5.5%
Amazon.com (1) 309,360 70,843
Coupang (1) 35,500 1,015
eBay  1,500 136
MercadoLibre (1) 1,300 3,215
Ollie's Bargain Outlet Holdings (1) 1,792 227
75,436
Diversified Consumer Services  0.2%
Bright Horizons Family Solutions (1) 1,800 212
Duolingo (1) 1,300 387

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Service Corp. International  15,880 1,259
Stride (1) 1,000 163
2,021
Hotels, Restaurants & Leisure  3.1%
Booking Holdings  1,460 8,175
Cava Group (1)(2) 1,000 68
Chipotle Mexican Grill (1) 77,000 3,245
Churchill Downs  300 31
Darden Restaurants  3,650 755
Domino's Pizza  500 229
DoorDash, Class A (1) 15,400 3,777
DraftKings, Class A (1) 65,550 3,145
Dutch Bros, Class A (1) 3,700 266
Expedia Group  4,100 881
Flutter Entertainment (1) 4,900 1,505
Hilton Worldwide Holdings  22,900 6,322
Hyatt Hotels, Class A  600 87
Las Vegas Sands  5,000 288
MakeMyTrip (1) 1,500 148
Planet Fitness, Class A (1) 4,525 474
Royal Caribbean Cruises  22,225 8,073
Texas Roadhouse  2,750 474
Viking Holdings (1) 45,776 2,912
Wingstop  4,600 1,509
Yum! Brands  1,500 220
42,584
Household Durables  0.1%
SharkNinja (1) 1,900 222
Somnigroup International  7,900 663
TopBuild (1) 300 127
1,012
Specialty Retail  2.9%
AutoZone (1) 654 2,746
Burlington Stores (1) 2,825 821
Carvana (1) 14,925 5,551
Home Depot  33,940 13,806
O'Reilly Automotive (1) 48,650 5,044
RH (1) 175 39
Ross Stores  12,200 1,795
TJX  47,577 6,499
Tractor Supply  37,760 2,332
Ulta Beauty (1) 1,100 542

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Valvoline (1) 8,400 326
Williams-Sonoma  800 151
39,652
Textiles, Apparel & Luxury Goods  0.2%
Amer Sports (1) 3,700 146
Birkenstock Holding (1) 2,100 109
Deckers Outdoor (1) 2,800 335
Lululemon Athletica (1) 800 162
Ralph Lauren  5,100 1,514
Tapestry  6,200 631
2,897
Total Consumer Discretionary 178,084
CONSUMER STAPLES  2.7%
Beverages  0.1%
Celsius Holdings (1) 5,000 315
Primo Brands  50,700 1,273
1,588
Consumer Staples Distribution & Retail  2.2%
BJ's Wholesale Club Holdings (1) 25,225 2,464
Casey's General Stores  850 420
Costco Wholesale  18,700 17,640
Performance Food Group (1) 1,900 193
Sprouts Farmers Market (1) 3,200 450
U.S. Foods Holding (1) 8,200 636
Walmart  90,000 8,728
30,531
Food Products  0.0%
Freshpet (1) 1,100 61
61
Personal Care Products  0.0%
elf Beauty (1) 1,000 125
125
Tobacco  0.4%
Philip Morris International  35,400 5,916
5,916
Total Consumer Staples 38,221

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  0.3%
Energy Equipment & Services  0.0%
TechnipFMC  3,300 121
121
Oil, Gas & Consumable Fuels  0.3%
Cameco  3,500 271
Cheniere Energy  3,750 907
Diamondback Energy  8,300 1,235
EQT  2,100 109
Expand Energy  800 77
Matador Resources  1,400 70
Ovintiv  2,600 109
Permian Resources  7,700 110
Targa Resources  7,950 1,334
Viper Energy, Class A  1,827 73
4,295
Total Energy 4,416
FINANCIALS  7.4%
Capital Markets  2.4%
Ameriprise Financial  3,125 1,609
Ares Management, Class A  18,150 3,253
Bank of New York Mellon  3,200 338
Blackrock  2,200 2,480
Blue Owl Capital  15,550 288
CME Group  13,010 3,467
Coinbase Global, Class A (1) 5,600 1,705
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (1)(3)(4) 7,765 109
Interactive Brokers Group, Class A  25,500 1,587
KKR  11,000 1,534
LPL Financial Holdings  2,700 984
Moody's  8,711 4,441
MSCI  5,400 3,066
Robinhood Markets, Class A (1) 6,500 676
S&P Global  6,337 3,475
StepStone Group, Class A  2,300 143
Stifel Financial  1,200 138
TPG  2,500 151
Tradeweb Markets, Class A  30,240 3,730
33,174
Financial Services  4.3%
Affirm Holdings (1) 5,600 495

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Apollo Global Management  17,500 2,384
Block (1) 8,900 709
Chime Financial, Class A (1) 1,612 43
Corpay (1) 2,250 733
Fiserv (1) 10,200 1,409
Mastercard, Class A  40,900 24,347
Shift4 Payments, Class A (1)(2) 1,300 118
Toast, Class A (1) 12,900 582
Visa, Class A  78,200 27,509
58,329
Insurance  0.7%
Allstate  1,450 295
Arthur J Gallagher  4,900 1,483
Brown & Brown  2,200 213
Hanover Insurance Group  1,192 207
Hartford Insurance Group  12,300 1,627
Kinsale Capital Group  400 183
Marsh & McLennan  12,500 2,573
Progressive  9,000 2,224
Ryan Specialty Holdings  5,400 305
9,110
Total Financials 100,613
HEALTH CARE  6.5%
Biotechnology  1.2%
Alkermes (1) 3,050 88
Alnylam Pharmaceuticals (1) 12,601 5,626
Argenx, ADR (1) 2,543 1,811
Ascendis Pharma, ADR (1) 600 117
Avidity Biosciences (1) 2,000 93
BeOne Medicines, ADR (1) 500 153
Caris Life Sciences (1) 1,949 75
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $137 (1)(4) 7,259 279
Insmed (1) 3,400 463
Natera (1) 4,650 782
Neurocrine Biosciences (1) 3,045 425
Nuvalent, Class A (1) 1,200 92
Regeneron Pharmaceuticals  2,200 1,278
Revolution Medicines (1) 2,000 76
Summit Therapeutics (1)(2) 5,000 118
Ultragenyx Pharmaceutical (1) 2,500 75
Vaxcyte (1) 1,300 40

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vertex Pharmaceuticals (1) 11,699 4,575
16,166
Health Care Equipment & Supplies  1.2%
Boston Scientific (1) 20,600 2,173
Dexcom (1) 11,828 891
Glaukos (1) 1,000 96
IDEXX Laboratories (1) 6,262 4,052
Insulet (1) 1,825 620
Intuitive Surgical (1) 15,391 7,285
Penumbra (1) 1,300 355
ResMed  1,800 494
15,966
Health Care Providers & Services  1.7%
Cardinal Health  6,475 963
Cencora  22,500 6,561
Elevance Health  2,400 765
Encompass Health  23,700 2,886
HCA Healthcare  7,750 3,131
HealthEquity (1) 1,100 98
McKesson  9,500 6,523
Option Care Health (1) 3,500 100
Quest Diagnostics  600 109
Tenet Healthcare (1) 1,400 258
UnitedHealth Group  4,600 1,426
22,820
Health Care Technology  0.2%
Veeva Systems, Class A (1) 8,667 2,333
2,333
Life Sciences Tools & Services  0.5%
Agilent Technologies  8,708 1,094
Danaher  5,250 1,080
Medpace Holdings (1) 250 119
Mettler-Toledo International (1) 1,113 1,448
Repligen (1) 700 86
Thermo Fisher Scientific  4,519 2,227
6,054
Pharmaceuticals  1.7%
Corcept Therapeutics (1) 2,000 139
Eli Lilly  31,600 23,150
23,289
Total Health Care 86,628

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  7.6%
Aerospace & Defense  2.4%
Axon Enterprise (1) 8,600 6,427
Boeing (1) 10,500 2,464
BWX Technologies  1,400 227
Firefly Aerospace (1) 1,220 55
General Electric  44,200 12,164
HEICO  4,000 1,248
Howmet Aerospace  29,000 5,049
Karman Holdings (1) 2,600 139
Leonardo DRS  2,200 92
Loar Holdings (1) 3,060 216
Northrop Grumman  2,200 1,298
Rocket Lab (1)(2) 7,500 365
StandardAero (1) 5,676 150
TransDigm Group  1,928 2,697
32,591
Air Freight & Logistics  0.0%
GXO Logistics (1) 1,500 79
79
Building Products  0.4%
Lennox International  1,000 558
Trane Technologies  10,100 4,198
Trex (1) 1,900 117
4,873
Commercial Services & Supplies  0.9%
Cintas  21,000 4,411
Clean Harbors (1) 700 169
Copart (1) 50,200 2,450
GFL Environmental  2,500 125
Republic Services  6,700 1,568
Rollins  21,000 1,187
Tetra Tech  3,200 116
Veralto  3,000 319
Waste Connections  8,710 1,610
11,955
Construction & Engineering  0.3%
API Group (1) 4,387 157
Comfort Systems USA  1,600 1,125
Quanta Services  8,900 3,364
4,646

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.7%
Eaton  3,900 1,362
GE Vernova  7,700 4,720
Hubbell  3,200 1,379
Rockwell Automation  1,000 343
Vertiv Holdings, Class A  15,025 1,917
9,721
Ground Transportation  0.9%
Canadian Pacific Kansas City  14,300 1,089
Lyft, Class A (1) 4,000 65
Old Dominion Freight Line  8,984 1,356
Uber Technologies (1) 84,500 7,922
Union Pacific  8,400 1,878
XPO (1) 1,200 156
12,466
Industrial Conglomerates  0.1%
Roper Technologies  2,142 1,127
1,127
Machinery  0.2%
Deere  2,347 1,123
Esab  1,975 228
Parker-Hannifin  1,800 1,367
RBC Bearings (1) 600 234
Symbotic (1)(2) 3,500 166
Westinghouse Air Brake Technologies  800 155
3,273
Passenger Airlines  0.0%
United Airlines Holdings (1) 1,200 126
126
Professional Services  1.1%
Automatic Data Processing  22,300 6,780
Booz Allen Hamilton Holding  3,626 394
Broadridge Financial Solutions  9,211 2,355
CACI International, Class A (1) 300 144
Equifax  4,614 1,136
ExlService Holdings (1) 2,000 88
Parsons (1) 2,000 160
Paychex  4,100 572
Paylocity Holding (1) 8,673 1,554
Verisk Analytics  7,281 1,952

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility (1) 2,399 60
15,195
Trading Companies & Distributors  0.6%
Core & Main, Class A (1) 6,200 401
Fastenal  109,400 5,433
Ferguson Enterprises  6,600 1,526
WW Grainger  900 912
8,272
Total Industrials & Business Services 104,324
INFORMATION TECHNOLOGY  47.7%
Communications Equipment  0.7%
Arista Networks (1) 52,600 7,182
Motorola Solutions  6,000 2,835
10,017
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  73,900 8,045
Badger Meter  500 91
CDW  8,315 1,370
Celestica (1) 1,600 312
Coherent (1) 1,700 154
Corning  2,600 174
Keysight Technologies (1) 818 134
TD SYNNEX  2,900 429
TE Connectivity  700 144
Zebra Technologies, Class A (1) 346 110
10,963
IT Services  1.0%
Accenture, Class A  3,536 919
Cloudflare, Class A (1) 11,925 2,489
Gartner (1) 5,100 1,281
GoDaddy, Class A (1) 13,200 1,958
MongoDB (1) 100 31
Okta (1) 3,100 287
Shopify, Class A (1) 24,000 3,391
Snowflake (1) 11,500 2,745
Twilio, Class A (1) 1,000 106
13,207
Semiconductors & Semiconductor Equipment  18.8%
Advanced Micro Devices (1) 33,451 5,440
Analog Devices  13,575 3,412
Astera Labs (1) 4,600 838

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Broadcom  195,400 58,110
Credo Technology Group Holding (1) 1,400 172
Entegris  1,860 156
Impinj (1) 600 113
KLA  7,100 6,191
Lam Research  50,600 5,068
Lattice Semiconductor (1) 3,727 247
MACOM Technology Solutions Holdings (1) 1,000 128
Micron Technology  27,800 3,308
Monolithic Power Systems  4,837 4,043
NVIDIA  912,000 158,852
Onto Innovation (1) 700 74
QUALCOMM  31,575 5,075
Rambus (1) 2,100 155
Taiwan Semiconductor Manufacturing, ADR  20,300 4,687
Tower Semiconductor (1) 2,200 129
256,198
Software  18.6%
Adobe (1) 12,800 4,566
Appfolio, Class A (1) 1,000 277
AppLovin, Class A (1) 14,500 6,940
Autodesk (1) 11,791 3,711
Cadence Design Systems (1) 16,889 5,918
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 695
Circle Internet Group (1)(2) 1,500 198
Clearwater Analytics Holdings, Class A (1) 3,500 72
Crowdstrike Holdings, Class A (1) 11,400 4,830
CyberArk Software (1) 6,000 2,720
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 770
Datadog, Class A (1) 11,549 1,579
Descartes Systems Group (1) 1,100 110
Docusign (1) 5,100 391
Dynatrace (1) 9,798 496
Elastic (1) 2,600 221
Fair Isaac (1) 2,000 3,043
Fortinet (1) 34,500 2,718
Gitlab, Class A (1) 7,100 341
Guidewire Software (1) 3,025 656
HubSpot (1) 1,600 773
InterDigital  1,000 272
Intuit  15,500 10,338
Manhattan Associates (1) 6,900 1,487

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Microsoft  252,125 127,749
Monday.com (1) 500 96
Nutanix, Class A (1) 4,800 323
Oracle  67,900 15,354
Palantir Technologies, Class A (1) 91,900 14,402
Palo Alto Networks (1) 29,300 5,582
Procore Technologies (1) 1,600 111
PTC (1) 8,425 1,799
Rubrik, Class A (1) 2,100 188
SailPoint (1) 4,639 96
Salesforce  20,595 5,277
Samsara, Class A (1) 33,400 1,207
ServiceNow (1) 10,800 9,909
ServiceTitan, Class A (1) 982 105
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 79
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 55
Strategy (1) 3,000 1,003
Synopsys (1) 9,328 5,630
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 24
Tyler Technologies (1) 7,319 4,120
Unity Software (1) 3,000 118
Workday, Class A (1) 12,500 2,885
Zscaler (1) 17,600 4,876
254,110
Technology Hardware, Storage & Peripherals  7.8%
Apple  457,000 106,088
Pure Storage, Class A (1) 7,100 551
Seagate Technology Holdings  1,000 167
106,806
Total Information Technology 651,301
MATERIALS  0.9%
Chemicals  0.8%
Ecolab  18,200 5,042
Linde  4,350 2,081
Sherwin-Williams  11,314 4,139
11,262
Construction Materials  0.1%
Vulcan Materials  5,600 1,631
1,631
Metals & Mining  0.0%
Carpenter Technology  500 121

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MP Materials (1)(2) 3,000 213
Steel Dynamics  1,400 183
517
Paper & Forest Products  0.0%
Louisiana-Pacific  1,500 143
143
Total Materials 13,553
REAL ESTATE  0.5%
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 1,300 211
CoStar Group (1) 13,380 1,197
FirstService  900 181
1,589
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  16,500 995
995
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,000 361
361
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  24,600 1,007
Iron Mountain, REIT  9,500 877
Lamar Advertising, Class A, REIT  11,000 1,400
3,284
Total Real Estate 6,229
UTILITIES  0.5%
Electric Utilities  0.1%
NRG Energy  4,100 597
597
Independent Power & Renewable Electricity
Producers  0.4%
Talen Energy (1) 1,000 379
Vistra  25,500 4,822
5,201
Total Utilities 5,798
Total Common Stocks (Cost $577,162) 1,359,245

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 41
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 2,336
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 639
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 1,670
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 19
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 128
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 133
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (1)(3)
(4) 12,046 66
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 54
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 126
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 152
Total Information Technology 5,365
Total Convertible Preferred Stocks (Cost $3,149) 5,365
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.37% (5)(6) 549,165 549
Total Short-Term Investments (Cost $549) 549

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.37% (5)(6) 1,333,579 1,334
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,334
Total Securities Lending Collateral (Cost $1,334) 1,334
Total Investments in Securities
100.1% of Net Assets
(Cost $582,194) $ 1,366,493
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at August 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,376 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 20 ++
Totals $ — # $ — $ 20 +
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 3,272 ¤ ¤ $ 1,883
Total $ 1,883 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,883.

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $582,194) $ 1,366,493
Receivable for shares sold 717
Dividends receivable 484
Other assets 41
Total assets 1,367,735
Liabilities
Obligation to return securities lending collateral 1,334
Investment management fees payable 732
Payable for shares redeemed 144
Due to affiliates 37
Payable to directors 1
Other liabilities 154
Total liabilities 2,402
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 1,365,333
Net Assets Consist of:
Total distributable earnings (loss) $ 796,916
Paid-in capital applicable to 16,338,450 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 568,417
NET ASSETS $ 1,365,333
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $431,806; Shares outstanding: 5,183,895) $ 83.30
I Class
(Net assets: $933,527; Shares outstanding: 11,154,555) $ 83.69

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $13) $ 3,361
Securities lending 6
Total income 3,367
Expenses
Investment management 3,955
Shareholder servicing
Investor Class $ 302
I Class 69 371
Prospectus and shareholder reports
Investor Class 5
I Class 9 14
Custody and accounting 113
Registration 36
Legal and audit 18
Directors 2
Miscellaneous 10
Repaid to Price Associates 15
Total expenses 4,534
Net investment loss (1,167)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 17,344
Change in net unrealized gain / loss on securities 134,634
Net realized and unrealized gain / loss 151,978
INCREASE IN NET ASSETS FROM OPERATIONS $ 150,811

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,167) $ (2,221)
Net realized gain 17,344 143,955
Change in net unrealized gain / loss 134,634 42,175
Increase in net assets from operations 150,811 183,909
Distributions to shareholders
Net earnings
Investor Class – (3,389)
I Class – (7,005)
Decrease in net assets from distributions – (10,394)
Capital share transactions
*
Shares sold
Investor Class 75,152 251,243
I Class 27,709 87,035
Distributions reinvested
Investor Class – 3,170
I Class – 5,931
Shares redeemed
Investor Class (83,721) (275,737)
I Class (35,824) (41,736)
Increase (decrease) in net assets from capital
share transactions (16,684) 29,906
Net Assets
Increase during period 134,127 203,421
Beginning of period 1,231,206 1,027,785
End of period $ 1,365,333 $ 1,231,206
*Share information (000s)
Shares sold
Investor Class 958 3,522
I Class 374 1,239
Distributions reinvested
Investor Class – 40
I Class – 75
Shares redeemed
Investor Class (1,076) (3,922)
I Class (496) (590)
Increase (decrease) in shares outstanding (240) 364

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-
tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the Tax-Efficient Equity Fund (Investor Class)
and the Tax-Efficient Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Tax-Efficient Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended August 31, 2025, the fund realized $34,368,000 of net gain on
$52,340,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Efficient Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Efficient Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Efficient Equity Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,357,234 $ 279 $ 1,732 $ 1,359,245
Convertible Preferred Stocks — — 5,365 5,365
Short-Term Investments 549 — — 549
Securities Lending Collateral 1,334 — — 1,334
Total $ 1,359,117 $ 279 $ 7,097 $ 1,366,493

T. ROWE PRICE Tax-Efficient Equity Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
August 31, 2025, the value of loaned securities was $1,293,000; the value of cash collateral and related investments was $1,334,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $136,423,000 and
$101,016,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $582,338,000. Net unrealized gain aggregated
$784,155,000 at period-end, of which $787,502,000 related to appreciated investments and $3,347,000 related to depreciated investments.

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Tax-Efficient Equity Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $51,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $15

T. ROWE PRICE Tax-Efficient Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $136,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Efficient Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Tax-Efficient Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025